6. CAPITAL LEASE PAYABLE (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Capital Lease Payable	Minimum future lease payments under the capital leases as of June 30, 2012 are:
Amount in arrears	$60,966
Total future net lease payments	$60,966